Restricted Cash - Restricted Cash Maintained by the Company in the Form of Term Deposits (Detail) (AUD)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2,920,000	3,495,000	895,000
Letter of Credit Issued in Favour of a Supplier [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	0	575,000	575,000
Financial Covenant Pursuant to the Credit Agreement [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2,600,000	2,600,000	0
Collateral for Facilities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	320,000	320,000	320,000